Subsequent Events	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events

41.SUBSEQUENT EVENTS

1.Enel Américas S.A.

i.	On February 27, 2019, Enel Américas S.A. announced in a significant event filing that it had summoned an Extraordinary Shareholders' Meeting of the Company to be held on April 30, 2019.

The Extraordinary Shareholders' Meeting will consider and decide on a capital increase for up to ThUS$ 3,500,000 which is intended to take advantage of investment opportunities through merger and acquisition transactions and acquiring minority interests in existing investments, and to provide funds to its subsidiary Enel Brasil S.A., through a subsequent capital increase in Enel Brasil S.A. and / or one or more loans thereto, to enable Enel Brasil S.A. to repay a loan provided by Enel Finance International N.V., which replaced debt of Enel Brasil S.A. with banks, associated with the acquisition of the Brazilian company Enel Distribución Sao Paulo S.A., as well as the restructuring of the liabilities of the pension funds of Enel Distribución Sao Paulo and the reduction of contingent funds.

Specifically, the matters that will be submitted for the consideration and decision of the Extraordinary Shareholders' Meeting will be the following:

1.

Capital Increase. Increase the capital of Enel Américas in the amount of up to ThUS$ 3,500,000 through the issuance of the corresponding number of newly paid shares, all of the same series and without nominal value, at the price and other conditions approved by the Extraordinary Shareholders' Meeting.

The offering price shall be calculated as the weighted average price of Enel Américas shares on the stock exchanges of Chile, corresponding to the five trading days preceding the date of the start of the first preemptive rights offering period, with a discount of 5%. For these purposes, the Extraordinary Shareholders' Meeting will delegate to the Board of Directors of the Company the calculation of the offering price, applying the aforementioned formula, provided that the offering is commenced within 180 days following the date of the Extraordinary Shareholders' Meeting, in accordance with article 23 of the Chilean Corporations Act Rules.

Likewise, it will be established that the offering of shares must be made in the first instance within the preemptive rights offering period required by article 25 of the Chilean Corporations Act. The shares not subscribed during this first preemptive rights offering period and those corresponding to fractions resulting from the apportionment among the shareholders, will be offered in a second rights offering period only to those shareholders or third parties that have subscribed for shares during the first preemptive rights offering period, pro rata based on the shares subscribed and paid during the aforementioned first preemptive rights offering period, and at the same price per share as they are offered during the first preemptive rights offering period.

2.

Amendment of Bylaws. Amend the bylaws of Enel Américas, in order to reflect the agreement regarding the capital increase, replacing the Fifth and First Transitory Articles of the bylaws for such purposes.

3.

Powers to the Board of Directors of Enel Américas for the registration of the new shares in the Securities Registry of the Financial Market Commission and in the local stock exchanges, the registration of the new shares and the new American Depositary Shares with the Securities and Exchange Commission of the United States of America and the New York Stock Exchange (NYSE), and other powers in relation to the capital increase. To empower the Board of Directors of Enel Américas to perform all actions necessary for the capital increase, including requesting the registration of the new shares representing the capital increase in the Securities Registry of the Financial Market Commission and in the local stock exchanges, as well as the registration of the new shares and the new American Depositary Shares with the Securities and Exchange Commission of the United States of America and the New York Stock Exchange (NYSE), to carry out the appropriate actions for the effectuation of the capital increase and, in general, to perform all other acts related to the capital increase, adopting all other agreements that are necessary to formalize and make effective the statutory modifications of Enel Américas described above, with broad powers.

4.

Other matters related to the Capital Increase. Agree on those other aspects of the capital increase described that the Extraordinary Shareholders' Meeting deems in the best interests to approve and that are necessary and ancillary to this transaction.

ii.	On March 1, 2019, Enel Américas S.A. supplemented the significant event filed on February 27, 2019 (see item i above) with the following information:
1.	Amount or percentage of the capital increase that will be used for investment opportunities through merger and acquisition transactions and acquisitions of minority interests.

The proceeds raised through the proposed capital increase will be used as follows:

•

US$ 2,650 million will be used to provide funds to the subsidiary Enel Brasil S.A. through a subsequent capital increase in the latter and/or through one or more loans to it, in order to enable Enel Brasil S.A. to repay a loan provided by Enel Finance International N.V., which replaced debt of Enel Brasil S.A. with banks, associated with the acquisition of the Brazilian company Enel Distribución Sao Paulo .

•	US$ 850 million will be used to restructure the pension funds liabilities of Enel Distribución Sao Paulo and for the reduction of contingent funds or provisions for litigation in Brazil.

Because of this, it is not contemplated that the proceeds raised through the capital increase would be used in potential merger and acquisition transactions or acquisitions of minority interests, but upon completion of this capital increase Management will be positioned to take advantage of investment opportunities by strengthening the balance sheet of Enel Américas S.A.

2.	Type of merger and acquisition transactions and acquisition of minority interests to which the Significant Event refers.

In the context of the purpose of the capital increase indicated in the Significant Event filed on February 27, 2019, this transaction would grant Enel Américas S.A. a financial position that would allow it to issue debt to finance merger and acquisition transactions and acquisitions of minority interests. The potential merger and acquisition transactions and acquisitions of minority interests that would be evaluated are the following:

•	Acquisition of minority interests in any of the current subsidiaries of Enel Américas S.A., which as of today represent opportunities for up to US$ 2 billion.
•	Eventual acquisition of companies engaged in the electricity business in the markets where Enel Américas S.A. participates through its subsidiaries (Argentina, Brazil, Colombia and Peru).
3.	What would be the restructuring of liabilities of the pension funds and reduction of contingent funds in Brazil.

Restructuring of pension fund liabilities: Enel Distribución Sao Paulo sponsors additional retirement and pension benefit plans for its current and former employees and their beneficiaries, with FUNCESP being the entity responsible for administering said benefit plans.  FUNCESP is Brazil's largest private pension fund (the fourth largest, including government-controlled pension funds), is multi- funded and manages assets of approximately US$ 7.5 billion for about 50 thousand people, of which 17 thousand people relate to Enel Distribución Sao Paulo.

The main pension fund risks that impact Enel Distribución Sao Paulo are related to discount rates, mortality table and expected rates of return on assets. The actuarial obligations as of December 31, 2018, were US$ 3.3 billion and the deficit was US$ 1.0 billion.

In order to verify the impact on the actuarial liabilities, the following table illustrates a sensitivity analysis of the actuarial assumptions, considering a variation of +/- 0.25% in the discount rate.  The quantitative result as of December 31, 2018 is presented as follows:

Sensitivity	Discount rate
	+ 0.25%	-0.25%
Impact on defined benefit	-0.07 Billion US$	+0.07 Billion US$
Total defined benefit obligation	3.2 Billion US$	3.3 Billion US$

If current plan’s conditions are maintained without modification, the deficit is expected to grow because of the increase in life expectancy and/or the reduction of the discount rate of pension fund liabilities.  In order to mitigate this exposure, Enel Distribución Sao Paulo has developed a voluntary migration plan from the Defined Benefit plans that Enel Distribución Sao Paulo currently has to Defined Contribution plans, mitigating the risk of an increasing deficit because of the future actuarial assumptions, and the eventual restructuring of the debt contracts of Enel Distribución Sao Paulo with FUNCESP.  This plan should be evaluated by competent bodies in the coming months.

Contingent funds or provisions for litigation in Brazil:  The distributors controlled by Enel Américas S.A. in Brazil, through Enel Brasil S.A. - Enel Distribución Sao Paulo, Enel Distribuicao Rio, Enel Distribuicao Goias and Enel Distribuicao Ceará - have approximately 70 thousand litigation matters as of December 2018.  In the balance sheets of these companies, US$ 600 million are provisioned.  According to Brazilian rules, most of these liabilities are subject to increase at a rate of 1% monthly over the inflation index, generating an excessive financial burden, and therefore reduces significantly the net result of the companies and distribution of dividends to the shareholders, draining the cash flows of the companies.

Based on the use of "analytics" on the behavior of the active parties in mass litigations, a system capable of identifying potential agreements with these active parties is being implemented, and, for future cases, to avoid new litigation.  This plan requires funds for US$ 150 million, which will be used for the management of agreements and the implementation of technological platforms.  This would provide an initial expected benefit of a 30% reduction in the amount of the provisions, and a reduction in the volume of new litigation based on the pilot program last implemented in 2018.

4.	Financial effects that the aforementioned capital increase could have.

The following financial effects are expected as a consequence of the proposed capital increase:

•

Improvement of the profit and cash flow of Enel Américas S.A.:  as Enel Brasil S.A.’s debt with Enel Finance International N.V. is repaid, the restructuring of the pension funds liabilities and the reduction of contingent funds or provisions for litigation in Brazil, the financial burden would be considerably alleviated, which would imply a lower financial expense and therefore a higher profit and an improvement in cash flow, both in Enel Brasil S.A. and in Enel Américas S.A., which consolidates the former.

•

Higher dividends to be received in Enel Américas S.A.: by increasing Enel Brasil S.A.’s profits and improving its cash flow, this would increase its dividend distribution, which would allow Enel Américas S.A. to receive higher dividends.

•

Greater credit capacity: as the level of debt decreases, Enel Américas S.A.’s credit indicators would improve considerably, which would allow greater flexibility to raise debt in the financial markets.

5.	Any other information that is considered relevant for the adequate understanding and evaluation of the significant event.

In order to complete other information that we consider relevant for a better understanding of the transaction, we point out that on February 27, 28 and March 1, the 3 international credit rating agencies that cover Enel Américas S.A. as well as a local credit agency, published their corresponding press releases analyzing the transaction.

The aforementioned rating agencies are the following:

- Internationals: Standard & Poors, FITCH Rating and Moody's.

- National: Feller Rate

There was unanimity of the four credit rating agencies in qualifying this transaction as "credit positive" for Enel Américas S.A. highlighting, among other things:

•	“Proposed capital increase of up to US$3.5 billion is a positive credit and will help solidify its investment grade rating"
•	“Once completed, the transaction is likely to have an overall positive impact on Enel S.p.A's and Enel Américas' credit metrics"
•	“Enel Américas' Potential US$ 3.5 billion capital increase is consistent with its aim to maintain strong financial profile"
•	“We consider the proposed transaction to be a favorable development for Enel Américas' credit quality because it should strengthen the company's short-term credit metrics"
•	"Proposed capital increase is credit positive for Enel Américas as it will reduce leverage"
•	"This injection of funds is positive for the company, especially for the subsidiary Enel Brasil S.A., which would result in greater efficiencies and a deleveraging of the financial profile".
iii.

On April 10, 2019 our parent company Enel S.p.A., announced in a significant event filing, reporting a 4.62% increase in its participation in the share capital of Enel Américas S.A. through 1,707,765,225 shares of common stock; and 18,931,352 American depositary shares ("ADSs"), each representing 50 shares of common stock, having reached 56.42% of it.

In the same significant event, and in relation to the capital increase in progress, announced in a significant event issued on February 27, 2019, supplemented on March 1, 2019 (see i and ii above), Enel S.p.A., informs of its intention to vote in favor of its approval at the Extraordinary Shareholders' Meeting convened for April 30, 2019; Likewise, Enel SpA expresses its intention, if the capital increase is approved and subject to market conditions, to subscribe the shares issued by Enel Américas, in proportion to its current shareholding, that is, 56.42%, through the exercise of their pre-emptive subscription rights

iv.

On April 25, 2019 Enel Américas S.A. announced in a significant event filing that the Board of Directors of the company unanimously agreed to suggest the following adjustment in relation to the capital increase to be discussed at the Company’s Extraordinary Shareholders’ Meeting to be held on April 30, 2019, in San Isidro No. 74, in the comuna and City of Santiago, immediately after the Ordinary Shareholders’ Meeting.

After an intense financial marketing activity and  after having  gathered the relevant market opinions with the view to obtaining the widest possible consensus and support  in relation to the transaction, it has been suggested that the  shareholders should agree on the sum of US$ 3,000,000,000 (three billion US dollars)  as  the amount of the capital increase  whose aim will  be to permit Enel Brasil S.A. to pay  Enel Finance International N.V., a loan made by the latter and which replaced Enel Brasil S.A.’s debt with banks, linked to the acquisition of the Brazilian company Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A., as well as the restructuring that company’s pension fund liabilities.

The resulting improvement of the Company’s capital structure will allow it to take advantage of investment opportunities through mergers and acquisitions and minority investors buyout.

2. Enel Distribución Goiás

Through Law No. 17,555 of January 20, 2012, the State of Goiás in Brazil created the Contribution Fund (FUNAC) for Enel Distribución Goiás, with the purpose of accumulating and allocating financial resources to reimburse Enel Distribución Goiás for payments of contingencies of any nature originating prior to the sale of shareholding control in CELG (now known as Enel Distribución Goiás) held by Eletrobrás. This mechanism was created in 2012 for the purpose of reimbursing Enel Distribución Goiás for the contingencies whose triggering event occurred during the coverage period until January 2015. The reimbursement must be paid in cash by the State Treasury. See Note 11.

Law No. 19,473 created the State Energy Policy for the maintenance, improvement and expansion of the energy distribution network in Goiás, establishing a mechanism to strengthen the FUNAC reimbursement mechanism through ICMS credits with the same goals and coverage period (until January 2015) as Law No. 17,555 discussed above. Under the mechanism established by Law No. 19,473, the reimbursement is made through the recognition of ICMS credits (VAT tax credits) instead of cash payments made by the State Treasury. This law was an alternative guarantee offered by the State of Goiás to potential investors at the time of privatization of CELG, due to investors’ legal assessment of FUNAC.

On February 6, 2019, Law No. 20,416 amended Law No. 17,555 (which created the FUNAC) and Law No. 19,473, reducing the coverage period for contingencies from January 2015 to April 2012. It should be noted that the State of Goiás was obligated to comply with all the obligations established in Law No. 17,555 and, therefore, Law No. 20,416, by creating conditions not provided for in the legal framework of the privatization process, violates the perfected legal act, the right acquired and the legal security essential for the stability of relations between the investor and the State, which is prohibited by Brazilian law. In addition, the conditions established under Law No. 19,473 by regulations of the Brazilian tax framework cannot be modified unilaterally by the State.

Enel Brasil S.A. and Enel Distribución Goiás filed a request for a security order against the State of Goiás for the reimbursement of the amounts due to Enel Distribution Goiás in accordance with Law No. 17,555 (FUNAC) and Law No. 19,473 (VAT tax credits), which should continue to be applied normally. The judge rejected the request and Enel Brasil S.A. and Enel Distribución Goiás appealed that decision, which is still pending. There has been no decision of first instance. In addition, on April 16, 2019, the Legislative Assembly of Goiás approved Matter 757/19, and the Governor of the State of Goiás has 15 working days to enact the law or issue a veto. The veto can be rejected by the Assembly within 30 days. Enacting the law or rejecting the Governor’s veto would fully repeal Law No. 19,473, which would extinguish the reimbursement mechanism for ICMS credits. If this new law were to take effect, Enel Brasil S.A. and Enel Distribución Goiás will take the appropriate judicial measures to reject the revocation of Law No. 19,473, based on the same arguments related to the framework of privatization, legal security and regulations of the Brazilian tax framework.

There have been no other subsequent events between January 1, 2019 and the issuance date of these financial statements.